13. STOCKHOLDER AUTHORIZATION OF REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
STOCKHOLDER AUTHORIZATION OF REVERSE STOCK SPLIT

On November 17, 2014, we held a special meeting of our stockholders to approve authorizing our board of directors to effectuate a reverse stock split in its sole discretion of not less than 1-for-5 and not greater than 1-for-20 for the purpose of attempting to obtain a listing of our common stock on the NYSE MKT. Such approval was obtained. As of the date of this Report, the Board has not taken any action to act upon this authorization.